Issued capital (Details) - EUR (€)			12 Months Ended
	Jun. 28, 2022	Apr. 01, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 03, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Share capital			€ 8,397,000,000	€ 8,670,000,000	€ 8,670,000,000		€ 8,309,000,000
Share capital (in shares)			16,794,401,584	17,340,641,302	17,340,641,302		16,618,114,582
Nominal value per share (in euro per share)			€ 0.50	€ 0.50	€ 0.50		€ 0.50
Capital increase						€ 361,000,000
New shares issued (in shares)						722,526,720
Shares issued as a percentage of shared capital						4.35%
Reduction of issued capital			€ 0	€ 0	€ 0
Number of shares equivalent to a Crest Depositary Interest (CDI)			1
Number of shares equivalent to an American Depositary Receipt (BDR)			1
Percentage of equity interests held by significant shareholders, minimum threshold			3.00%
Percentage of equity interests held by a single shareholder residing in tax haven, minimum threshold			1.00%
Number of shares owned by third parties managed by Group management companies (in shares)			50,000,000	45,000,000	39,000,000
Shares owned by third parties managed by Group management companies, percentage of share capital			0.30%	0.26%	0.22%
Shares owned by third parties and received as security (in shares)			232,000,000
Shares owned by third parties received as security, percentage of share capital			1.38%
Treasury shares
Disclosure of classes of share capital [line items]
Share capital (in shares)			243,689,025	277,591,940	28,439,022
Reduction of issued capital	€ 143,154,722.5	€ 129,965,136.5	€ (1,706,000,000)
Redemption of treasury shares, shares	286,309,445	259,930,273
2022 program
Disclosure of classes of share capital [line items]
Share capital (in shares)			340,406,572
Norges Bank
Disclosure of classes of share capital [line items]
Percentage of equity interests held by significant shareholders			3.006%
State Street Bank and Trust Company
Disclosure of classes of share capital [line items]
Percentage of equity interests held by significant shareholders			14.23%
Chase Nominees Limited
Disclosure of classes of share capital [line items]
Percentage of equity interests held by significant shareholders			6.88%
Bank of New York Mellon Corporation
Disclosure of classes of share capital [line items]
Percentage of equity interests held by significant shareholders			4.82%
Citibank New York
Disclosure of classes of share capital [line items]
Percentage of equity interests held by significant shareholders			3.90%
BNP Paribas
Disclosure of classes of share capital [line items]
Percentage of equity interests held by significant shareholders			3.28%
EC Nominees Limited
Disclosure of classes of share capital [line items]
Percentage of equity interests held by significant shareholders			3.04%